Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Useful Lives

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	2-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Components on Consolidated Statements of Income Impacted
While the adoption of this standard did not impact Revenue, Net income, Earnings per share or Cash flows from operating activities, the following components on the Consolidated Statements of Income for the year ended December 31, 2017 and 2016 were impacted:

	Twelve months ended December 31, 2017		Twelve months ended December 31, 2016
	Reported	Restated	Reported	Restated
Cost of sales	(5,079)	(5,075)	(4,518)	(4,514)
Gross profit	3,268	3,272	2,455	2,459
Selling, general and administrative	(983)	(981)	(911)	(907)
Research and development	(1,302)	(1,296)	(1,336)	(1,331)
Operating income	993	1,005	214	227
Other components of pension benefit costs	—	(12)	—	(13)